Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,886,874.83
Previously Paid Amount
Total Fee Amount	1,819.88
Total Offset Amount
Net Fee	$ 1,819.88